Share of results in associates	12 Months Ended
Dec. 31, 2024
Share of results in associates
Share of results in associates	10 Share of results in associates

	2024	2023	2022
Share of (loss) / income in associates (Note 15)	(996)	7,108	(970)
	(996)	7,108	(970)